Installment Loans (Changes in Allowance for Uncollectible Accounts Relating to Purchased Loans) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017		Mar. 31, 2016		Mar. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		¥ 60,071		¥ 72,326		¥ 84,796
Provision (Reversal)		22,667		11,717		11,631
Charge-offs		(22,756)		(18,685)		(27,711)
Recoveries		934		1,181		1,918
Other		(1,689)	[1]	(6,468)	[2]	1,692	[3]
Ending balance		59,227		60,071		72,326
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	[4]	8,233		10,717		14,148
Provision (Reversal)	[4]	(1,247)		(1,308)		(690)
Charge-offs	[4]	(841)		(1,236)		(3,390)
Recoveries	[4]	232		232		432
Other	[4],[5]	(316)	[1]	(172)	[2]	217	[3]
Ending balance	[4]	¥ 6,061		¥ 8,233		¥ 10,717

[1]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to deconsolidated subsidiaries.
[2]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to deconsolidated subsidiaries. Additionally, other in non-recourse loans includes a decrease of ¥5,265 million due to the sale of controlling class interests of a certain VIE, which was formerly consolidated, to a third party and resulting in deconsolidation of that VIE.
[3]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries.
[4]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.
[5]	Other includes foreign currency translation adjustments.